Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
The Free Markets ETF
Shareholder Report [Line Items]
Fund Name	The Free Markets ETF
Class Name	The Free Markets ETF
Trading Symbol	FMKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Free Markets ETF (the "Fund") for the period June 9, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.freemarketsetf.com/. You can also request this information by contacting us at (855) 994-4004 or by contacting the Fund at The Free Markets ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 994-4004
Additional Information Website	www.freemarketsetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
The Free Markets ETF	$79	0.75%
*	The Fund commenced operations on June 9, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 79	[1]
Expense Ratio, Percent	75.00%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 9, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

For the fiscal period ended May 31, 2026, the Fund gained 16.23%, which underperformed the S&P 500® Total Return Index's return of 27.69%. The Fund commenced operations on June 9, 2025, and this reporting period represents the Fund's first fiscal period since inception. The Fund is an actively managed exchange-traded fund ("ETF") that seeks long-term total return. The Fund invests primarily in equity securities that are expected to benefit from shifts in the regulatory environment that are supportive of free market dynamics.

What Factors Influenced Performance?

The Fund's performance was influenced by changing interest rate expectations, equity market volatility, and investor sentiment toward policy sensitive sectors. Strong contributions came from select financial services holdings, including capital markets and digital asset related companies, as well as software and technology holdings that benefited from favorable business fundamentals and investor demand for growth-oriented companies. Industrial and infrastructure-related holdings also contributed positively as demand remained resilient across several end markets.

Offsetting these gains, certain rate sensitive holdings in utilities and real estate faced pressure from higher interest rates and evolving expectations regarding the timing of potential rate cuts. Other economically sensitive holdings in agriculture, energy, infrastructure, and transportation experienced periods of volatility as investors evaluated the outlook for economic growth and commodity demand. Certain financial holdings were also affected at times by concerns around credit conditions, deposit costs, and capital markets activity.

In addition, higher volatility investments, including next generation transportation, nuclear energy related, cannabis related, and certain digital asset related holdings, experienced significant price fluctuations during the period. Because the Fund is actively managed and focused on companies believed to benefit from shifts in the regulatory environment that are supportive of free market dynamics, its performance may vary significantly from broad market indexes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended May 31, 2026	Since Inception (06/09/2025)
The Free Markets ETF	16.23%
S&P 500® Total Return Index	27.69%

Performance Inception Date	Jun. 09, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.freemarketsetf.com/ for more recent performance information.
Net Assets	$ 15,025,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 121,659
Investment Company, Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$15,025
Number of Holdings	51
Total Advisory Fee	$121,659
Portfolio Turnover	169%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of total net assets)
Interactive Brokers Group, Inc. - Class A	3.6
Palo Alto Networks, Inc.	3.3
Oracle Corp.	3.2
Citizens Financial Group, Inc.	3.0
KeyCorp	3.0
Williams Cos., Inc.	2.9
Cisco Systems, Inc.	2.7
Palantir Technologies, Inc. - Class A	2.7
Microsoft Corp.	2.7
Circle Internet Group, Inc. - Class A	2.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust 1, including the Fund.

[1]	The Fund commenced operations on June 9, 2025. Expenses for a full reporting period would be higher than the figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.